GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
General Information
SCHEDULE OF CHINA CERAMICS AND ITS SUBSIDIARIES CORPORATE STRUCTURE

Name	Place and date of incorporation or establishment/ operations	Nominal value of issued ordinary share /registered capital		Percentage of equity attributable to the Company		Principal activities
				Direct	Indirect

Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	—	Investment holding

Stand Best Creation Limited	Hong Kong, January 17, 2008	HKD	10,000	—	100	Investment holding

Jinjiang Hengda Ceramics Co., Ltd.	PRC, September 30, 1993	RMB	288,880,000	—	100	Manufacture and sale of ceramic tiles

Jiangxi Hengdali Ceramic Materials Co., Ltd.	PRC, May 4, 2008	RMB	55,880,000	—	100	Manufacture and sale of ceramic tiles

Vast Elite Limited	Hong Kong, September 22, 2017	HKD	1	—	100	Trading of building material

Chengdu Future Talented Management and Consulting Co, Ltd (note 2)	PRC, November 20, 2019	RMB	30,000,000	—	100	Business management and consulting services

Antelope Enterprise (HK) Holdings Limited	Hong Kong, December 3, 2019	HKD	10,000	—	100	Investment holding

Antelope Holdings (Chengdu) Co., Ltd (note 3)	PRC, May 9, 2020	USD	10,000,000	—	100	Business management and consulting services

Hainan Antelope Holdings Co., Ltd (note 4)	PRC, August 10, 2021	USD	10,000,000	—	100	Business management and consulting services

Antelope Future (Yangpu) Investment Co., Ltd (note 5)	PRC, August 11, 2021	USD	10,000,000	—	100	Business management and consulting services

Antelope Investment (Hainan) Co., Ltd (note 6)	PRC, August 23, 2021	RMB	50,000,000	—	100	Business management and consulting services

Antelope Ruicheng Investment (Hainan) Co., Ltd (note 7)	PRC, September 9, 2021	RMB	50,000,000	—	100	Business management and consulting services

Hainan Kylin Cloud Services Technology Co., Ltd (note 8)	PRC, September 18, 2021	RMB	5,000,000	—	51	Business management and consulting services
Hangzhou Kylin Cloud Services Technology Co., Ltd (note 9)	PRC, October 28, 2022	RMB	5,000,000	—	51	Business management and consulting services
Anhui Kylin Cloud Services Technology Co., Ltd (note 10)	PRC, November 2, 2022	RMB	5,000,000	—	51	Business management and consulting services

Note:

1.	The registered capital of Hengda, Hengdali, Vast Elite and Antelope HK had been fully paid up.
2.	Chengdu Future is allowed to pay the registered capital in full before November 12, 2049.
3.	Antelope Chengdu is allowed to pay the registered capital in full before April 13, 2060.
4.	Hainan Antelope is allowed to pay the registered capital in full before December 31, 2041.
5.	Antelope Future is allowed to pay the registered capital in full before December 31, 2051.
6.	Antelope Investment is allowed to pay the registered capital in full before December 31, 2041.
7.	Antelope Ruicheng is allowed to pay the registered capital in full before December 31, 2051.
8.	Hainan Kylin is allowed to pay the registered capital in full before September 16, 2050.
9.	Hangzhou Kylin is allowed to pay the registered capital in full before October 21, 2042.
10.	Anhui Kylin is allowed to pay the registered capital in full before October 31, 2042.